    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 14, 2008

                                                     REGISTRATION NOS. 033-08122
                                                                       811-04805
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER
               THE SECURITIES ACT OF 1933                                [X]
              Post-Effective Amendment No. 67                            [X]
                                          and
            REGISTRATION STATEMENT UNDER
               THE INVESTMENT COMPANY ACT OF 1940                        [X]
              Amendment No. 68                                           [X]

                            VAN KAMPEN EQUITY TRUST
        (Exact Name of Registrant as Specified in Declaration of Trust)

                   522 Fifth Avenue, New York, New York 10036
              (Address of Principal Executive Offices) (Zip Code)

                                 (212) 296-6990
              (Registrant's Telephone Number, including Area Code)

                             AMY R. DOBERMAN, ESQ.
                               Managing Director
                          Van Kampen Investments Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                    (Name and Address of Agent for Service)

                            ------------------------

                                   Copies to:

                            CHARLES B. TAYLOR, ESQ.
                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                                 (312) 407-0700
                            ------------------------

     Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.

     It is proposed that this filing will become effective:

          [X] immediately upon filing pursuant to paragraph (b)

          [ ] on (date) pursuant to paragraph (b)

          [ ] 60 days after filing pursuant to paragraph (a)(1)

          [ ] on (date) pursuant to paragraph (a)(1)

          [ ] 75 days after filing pursuant to paragraph (a)(2)

          [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.01 per share.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.
          (a)(1) Agreement and Declaration of Trust(27)
             (2) Certificate of Amendment(29)
             (3) Certificate of Designation for:

                   (i)  Van Kampen Utility Fund(50)
                  (ii)  Van Kampen Mid Cap Growth Fund(65)
                 (iii)  Van Kampen Aggressive Growth Fund(59)
                  (iv)  Van Kampen Small Cap Value Fund(48)
                   (v)  Van Kampen Small Company Growth Fund++
                  (vi)  Van Kampen Small Cap Growth Fund(50)
                 (vii)  Van Kampen Select Growth Fund(52)
                (viii)  Van Kampen Value Opportunities Fund(50)
                  (ix)  Van Kampen Leaders Fund(53)
                   (x)  Van Kampen Asset Allocation Conservative Fund(58)
                  (xi)  Van Kampen Asset Allocation Moderate Fund(58)
                 (xii)  Van Kampen Asset Allocation Growth Fund(58)
                (xiii)  Van Kampen Disciplined Small Cap Value Fund(61)
                 (xiv)  Van Kampen Core Equity Fund(62)

          (b) By-Laws(27)
          (c) Specimen Share Certificates for:

                   (i)  Van Kampen Utility Fund(50)
                  (ii)  Van Kampen Mid Cap Growth Fund(**)
                 (iii)  Van Kampen Aggressive Growth Fund(50)
                  (iv)  Van Kampen Small Cap Value Fund(50)
                   (v)  Van Kampen Small Company Growth Fund++
                  (vi)  Van Kampen Small Cap Growth Fund(41)
                 (vii)  Van Kampen Select Growth Fund(52)
                (viii)  Van Kampen Value Opportunities Fund(43)
                  (ix)  Van Kampen Leaders Fund(54)
                   (x)  Van Kampen Asset Allocation Conservative Fund(58)
                  (xi)  Van Kampen Asset Allocation Moderate Fund(58)
                 (xii)  Van Kampen Asset Allocation Growth Fund(58)
                (xiii)  Van Kampen Disciplined Small Cap Value Fund(61)
                 (xiv)  Van Kampen Core Equity Fund(62)

          (d)(1) Investment Advisory Agreement for:

                   (i)  Van Kampen Utility Fund(28)
                  (ii)  Van Kampen Mid Cap Growth Fund(28)
                 (iii)  Van Kampen Aggressive Growth Fund(28)
                  (iv)  Van Kampen Small Cap Value Fund(30)
                   (v)  Van Kampen Small Company Growth Fund++
                  (vi)  Van Kampen Small Cap Growth Fund(41)
                 (vii)  Van Kampen Select Growth Fund(37)
                (viii)  Van Kampen Value Opportunities Fund(43)
                  (ix)  Van Kampen Leaders Fund(54)
                   (x)  Van Kampen Asset Allocation Conservative Fund(58)
                  (xi)  Van Kampen Asset Allocation Moderate Fund(58)
                 (xii)  Van Kampen Asset Allocation Growth Fund(58)
                (xiii)  Van Kampen Disciplined Small Cap Value Fund(61)
                 (xiv)  Van Kampen Core Equity Fund(62)

             (2) Amendment to the Investment Advisory Agreement for Van Kampen
                 Small Cap Value Fund(52)
          (e)(1) Form of Dealer Agreement(48)
             (2) Amended and Restated Distribution and Service Agreement(63)
          (f)(1) Form of Trustee Deferred Compensation Agreement(*)
             (2) Form of Trustee Retirement Plan(*)
          (g)(1)(a) Custodian Contract(32)
                (b) Amendment dated May 24, 2001 to the Custodian Contract(45)
                (c) Amendment dated October 3, 2005 to the Custodian
Contract(56)
             (2) Amended and Restated Transfer Agency and Service Agreement(63)
          (h)(1) Fund Accounting Agreement(32)

                   (i)  Amendments to Fund Accounting Agreement(46)(62)

             (2) Amended and Restated Legal Services Agreement(46)
           (i)(1) Opinion and consent of Skadden, Arps, Slate, Meagher & Flom LLP for:

                   (i)  Van Kampen Utility Fund(50)
                  (ii)  Van Kampen Mid Cap Growth Fund(65)
                 (iii)  Van Kampen Aggressive Growth Fund(59)
                  (iv)  Van Kampen Small Cap Value Fund(50)
                   (v)  Van Kampen Small Company Growth Fund++
                  (vi)  Van Kampen Small Cap Growth Fund(50)
                 (vii)  Van Kampen Select Growth Fund(52)

   (viii)  Van Kampen Value Opportunities Fund(50)
     (ix)  Van Kampen Leaders Fund(54)
      (x)  Van Kampen Asset Allocation Conservative Fund(58)
     (xi)  Van Kampen Asset Allocation Moderate Fund(58)
    (xii)  Van Kampen Asset Allocation Growth Fund(58)
   (xiii)  Van Kampen Disciplined Small Cap Value Fund(61)
    (xiv)  Van Kampen Core Equity Fund++

          (j) Consent of independent auditors+
          (k) Not Applicable
          (l) Letter of Understanding relating to initial capital(27)
          (m)(1) Plan of Distribution pursuant to Rule 12b-1 for:

                   (i)  Van Kampen Utility Fund(27)
                  (ii)  Van Kampen Mid Cap Growth Fund(**)
                 (iii)  Van Kampen Select Growth Fund(37)
                  (iv)  Van Kampen Small Cap Value Fund(30)
                   (v)  Van Kampen Aggressive Growth Fund(59)
                  (vi)  Van Kampen Small Cap Growth Fund(41)
                 (vii)  Van Kampen Value Opportunities Fund(43)
                (viii)  Van Kampen Small Company Growth Fund++
                  (ix)  Van Kampen Leaders Fund(54)
                   (x)  Van Kampen Asset Allocation Conservative Fund(58)
                  (xi)  Van Kampen Asset Allocation Moderate Fund(58)
                 (xii)  Van Kampen Asset Allocation Growth Fund(58)
                (xiii)  Van Kampen Disciplined Small Cap Value Fund(61)
                 (xiv)  Van Kampen Core Equity Fund(62)

             (2) Form of Shareholder Assistance Agreement(32)
             (3) Form of Administrative Services Agreement(32)
             (4) Form of Shareholder Servicing Agreement(45)
             (5) Amended and Restated Service Plan for:

                   (i)  Van Kampen Utility Fund(46)
                  (ii)  Van Kampen Mid Cap Growth Fund(**)
                 (iii)  Van Kampen Select Growth Fund(46)
                  (iv)  Van Kampen Small Cap Value Fund(46)
                   (v)  Van Kampen Aggressive Growth Fund(59)
                  (vi)  Van Kampen Small Cap Growth Fund(46)
                 (vii)  Van Kampen Value Opportunities Fund(46)
                (viii)  Van Kampen Small Company Growth Fund++
                  (ix)  Van Kampen Leaders Fund(54)
                   (x)  Van Kampen Asset Allocation Conservative Fund(58)
                  (xi)  Van Kampen Asset Allocation Moderate Fund(58)
                 (xii)  Van Kampen Asset Allocation Growth Fund(58)
                (xiii)  Van Kampen Disciplined Small Cap Value Fund(61)
                 (xiv)  Van Kampen Core Equity Fund(62)

          (n) Third Amended and Restated Multi-Class Plan(50)
          (p)(1) Code of Ethics of the Investment Adviser and the
                 Distributor(63)
             (2) Code of Ethics of the Funds(44)
          (q)    Power of Attorney(63)
          (z)(1) List of certain investment companies in response to Item 27(a)(65)
             (2) List of officers and directors of Van Kampen Funds Inc. in response to Item 27(b)(65)
---------------
(27) Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on October 28, 1996.

(28) Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on October 28, 1997.

(29) Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on September 30, 1998.

(30) Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on March 1, 1999.

 (*) Incorporated herein by reference to Post-Effective Amendment No. 81 to Van
     Kampen Harbor Fund's Registration Statement on Form N-1A, File Numbers 2-12685 and 811-734, filed April 29, 1999.

(32) Incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on June 16, 1999.

(37) Incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on April 24, 2000.

(41) Incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on October 19, 2000.

(44) Incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on July 19, 2001.

(45) Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on July 19, 2002.

(46) Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on July 24, 2003.

(48) Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on July 28, 2004.

(50) Incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on November 30, 2004.

(52) Incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on July 26, 2005.

(53) Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on November 23, 2005.

(54) Incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on February 3, 2006.

(56) Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A. File No. 33-8122, filed on July 26, 2006.

(58) Incorporated herein by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A. File No. 33-8122, filed on September 22, 2006.

(59) Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A. File No. 33-8122, filed on October 20, 2006.

(61) Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A. File No. 33-8122, filed on February 27, 2007.

(62) Incorporated herein by reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on June 1, 2007.

(63) Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on July 23, 2007.

(65) Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A, File No. 33-8122, filed on October 24, 2007.

(**) Incorporated herein by reference to Registrant's Registration Statement on Form N-14, File No. 33-147328, filed on November 13, 2007.

 + Filed herewith.

++ To be filed by further amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

  See Statement of Additional Information.

ITEM 25.  INDEMNIFICATION.

  Pursuant to Del. Code Ann. Title 12, Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever.

  Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust, as amended, (the "Agreement and Declaration of Trust")
Article 8, Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of (i) not acting in good faith in the reasonable belief that such person's actions were not in the best interests of the Trust, (ii) willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (iii) for a criminal proceeding, not having a reasonable cause to believe that such conduct was unlawful (collectively, "Disabling Conduct"). Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of Disabling Conduct in the conduct of such person's office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent legal counsel in a written opinion or a majority of a quorum of non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of Disabling Conduct, in the conduct of his or her office.

  The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officers or trustees would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

  Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides a security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

  Pursuant to Section 7 of the Distribution and Service Agreement, the Registrant agrees to indemnify and hold harmless Van Kampen Funds Inc. (the "Distributor") and each of its trustees and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees) arising by reason of any person acquiring any shares, based upon the ground that the Registration Statement, prospectus, shareholder reports or other information filed or made public by the Registrant (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements, in light of the circumstances, not misleading under the 1933 Act, or any other statute or the common law. The Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. In no case is the indemnity of the Registrant in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Fund or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the agreement.

  Pursuant to the agreement by which Van Kampen Investor Services Inc. ("Investor Services") is appointed transfer agent of the Fund, the Registrant agrees to indemnify and hold Investor Services harmless against any losses, damages, costs, charges, payments, liabilities and expenses (including reasonable counsel fees) arising out of or attributable to:

  (1) the performance of Investor Services under the agreement provided that Investor Services acted in good faith with due diligence and without negligence or willful misconduct.

  (2) reliance by Investor Services on, or reasonable use by, Investor Services of information, records and documents which have been prepared on behalf of, or have been furnished by, the Fund, or the carrying out by Investor Services of any instructions or requests of the Fund.

  (3) the offer or sale of the Fund's shares in violation of any federal or state law or regulation or ruling by any federal agency unless such violation results from any failure by Investor Services to comply with written instructions from the Fund that such offers or sales were not permitted under such law, rule or regulation.

  (4) the refusal of the Fund to comply with terms of the agreement, or the Fund's lack of good faith, negligence or willful misconduct or breach of any representation or warranty made by the Fund under the agreement provided that if the reason for such failure is attributable to any action of the Fund's investment adviser or distributor or any person providing accounting or legal services to the Fund, Investor Services only will be entitled to indemnification if such entity is otherwise entitled to the indemnification from the Fund.

  See also "Investment Advisory Agreement" in each Statement of Additional Information.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  See "Investment Advisory Services" in each Prospectus and "Investment Advisory Agreement," "Other Agreements," and "Trustees and Officers" in each Statement of Additional Information for information regarding the business of Van Kampen Asset Management (the "Adviser"). For information as to the business, profession, vocation or employment of a substantial nature of each of the directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-1669) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS.

  (a) The sole principal underwriter is Van Kampen Funds Inc. (the "Distributor") which acts as principal underwriter for certain investment companies and unit investment trusts. See Exhibit (z)(1) incorporated by reference herein.

  (b) The Distributor, which is an affiliated person of the Registrant, is the only principal underwriter for the Registrant. The name, principal business address and position and office with the Distributor of each of its directors and officers are disclosed in Exhibit (z)(2). Except as disclosed under the heading "Trustees and Officers" in Part B of this Registration Statement or Exhibit (z)(2), none of such persons has any position or office with the Registrant.

  (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

  All accounts, books and other documents of the Registrant required by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder to be maintained (i) by the Registrant will be maintained at its offices located at 1 Parkview Plaza - Suite 100, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, or at Van Kampen Investor Services Inc., Harborside Financial Center, Plaza 2, Jersey City, New Jersey 07303-0947, or at the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171; (ii) by the Adviser, will be maintained at its offices, located at 1 Parkview Plaza - Suite 100, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 and (iii) all such accounts, books and other documents required to be maintained by Van Kampen Funds Inc., the principal underwriter, will be maintained at its offices located at 1 Parkview Plaza - Suite 100, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555.

ITEM 29. MANAGEMENT SERVICES.

  Not applicable.

ITEM 30. UNDERTAKINGS.

  Not applicable.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, VAN KAMPEN EQUITY TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 14th day of January, 2008.

                                          VAN KAMPEN EQUITY TRUST

                                          By:     /s/ RONALD E. ROBISON
                                            ------------------------------------
                                              Ronald E. Robison, President and
                                                Principal Executive Officer

     Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed on January 14, 2008, by the following persons in the capacities indicated.

                   SIGNATURES                                           TITLES
                   ----------                                           ------
Principal Executive Officer:

             /s/ RONALD E. ROBISON                President and Principal Executive Officer
------------------------------------------------
               Ronald E. Robison

Principal Financial Officer:

             /s/ STUART N. SCHULDT*               Chief Financial Officer and Treasurer
------------------------------------------------
               Stuart N. Schuldt

Trustees:

               /s/ DAVID C. ARCH*                 Trustee
------------------------------------------------
                 David C. Arch

              /s/ JERRY D. CHOATE*                Trustee
------------------------------------------------
                Jerry D. Choate

               /s/ ROD DAMMEYER*                  Trustee
------------------------------------------------
                  Rod Dammeyer

            /s/ LINDA HUTTON HEAGY*               Trustee
------------------------------------------------
               Linda Hutton Heagy

             /s/ R. CRAIG KENNEDY*                Trustee
------------------------------------------------
                R. Craig Kennedy

               /s/ HOWARD J KERR*                 Trustee
------------------------------------------------
                 Howard J Kerr

              /s/ JACK E. NELSON*                 Trustee
------------------------------------------------
                 Jack E. Nelson

           /s/ HUGO F. SONNENSCHEIN*              Trustee
------------------------------------------------
              Hugo F. Sonnenschein

              /s/ WAYNE W. WHALEN*                Trustee
------------------------------------------------
                Wayne W. Whalen

            /s/ SUZANNE H. WOOLSEY*               Trustee
------------------------------------------------
               Suzanne H. Woolsey
---------------
            * Signed by Elisa Mitchell pursuant to a power of attorney previously filed.
               /s/ ELISA MITCHELL                                                    January 14, 2008
------------------------------------------------
                 Elisa Mitchell
                Attorney-in-Fact

                            VAN KAMPEN EQUITY TRUST
       INDEX TO EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 67 TO FORM N-1A
             AS SUBMITTED TO THE SECURITIES AND EXCHANGE COMMISSION

   EXHIBIT
     NO.                                  EXHIBIT
--------------                            -------

(j)             Consent of independent auditors